INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expense (Benefit)

	December 31,
	2021	2020
Current income tax provision (benefit) expense
Federal	$—	$—
State	—	—
Current	$—	$—
Deferred income tax provision (benefit) expense
Federal	$(1,107,490)	$(384,419)
State	(37,908)	(2,386,715)
Deferred	$(1,145,398)	$(2,771,134)
Change in valuation allowance
Federal	$1,145,789	$291,311
State	36,965	2,342,748
Change in valuation allowance	1,182,754	2,634,059
Income tax provision (benefit)	$37,356	$(137,075)

Schedule of Effective Tax Rate Reconciliation

	December 31,
	2021	2020
Federal statutory tax rate	21.0%	21.0%
PPP loan forgiveness	10.6%	0.0%
Change in fair value of contingent consideration	(12.4)%	(0.6)%
Change in fair value of derivative liabilities	(10.4)%	0.0%
State income taxes, net of federal income tax benefit	0.0%	2.4%
Change in state tax rate	1.3%	31.2%
Return to provision adjustment	(0.6)%	(1.0)%
Business combination	0.4%	6.8%
Other	(0.8)%	1.9%
Change in valuation allowance	(9.7)%	(50.2)%
Effective tax rate	(0.6)%	7.7%